FINANCIAL INSTRUMENTS - Narrative (Details)				3 Months Ended	12 Months Ended
	Jul. 30, 2021 USD ($)	Feb. 11, 2020 USD ($)	May 11, 2018	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings					$ 555,261,000	$ 489,964,000
Non-controlling interest put options, current					27,523,000	0
Non-controlling interest put options, non-current					0	15,758,000
Valuation adjustments					(12,007,000)	(2,470,000)	$ (3,339,000)
Provisions and contingent consideration, current					4,504,000	4,222,000
Provisions and contingent consideration, non-current					7,645,000	2,430,000
Cash					26,292,000	16,467,000
Loan availability					502,100,000
Loan availability, committed funding					497,700,000
Loan availability, uncommitted funding					4,400,000
Total cash and loan availability					528,400,000	408,700,000
Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Contingent liabilities recognized in business combination					8,305,000	11,005,000
2021 Senior Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings					395,614,000	0
Fair value of debt					400,100,000
2018 Senior Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings					$ 0	246,236,000
Fair value of debt						$ 265,400,000
Exchange risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible strengthening in rate, percent					10.00%	10.00%
Sensitivity analysis, exchange risk, reasonably possible weakening in rate, percent					10.00%	10.00%
Exchange risk | Hedges of net investment
Disclosure of detailed information about financial instruments [line items]
Hedge ratio					1
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible strengthening in rate, percent					1.00%	1.00%
Reasonably possible change in risk variable, impact on finance costs					$ 100,000	$ 1,000,000
Credit risk | Interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Hedge ratio					1
Price risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible increase in rate, percentage					10.00%	10.00%
Sensitivity analysis, price risk, reasonably possible change in rate, increase in cost of sales					$ 75,000,000	$ 55,600,000
Sensitivity analysis, reasonably possible decrease in rate, percentage					10.00%	10.00%
Bottom of range | Exchange risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, exchange risk, reasonably possible strengthening in rate, percent					10.00%	10.00%
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities					$ 35,837,000	$ 15,758,000
Financial liabilities at fair value through profit or loss, category | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities					27,523,000	15,758,000
Airtrax Acquisition | Financial liabilities at fair value through profit or loss, category | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities								$ 10,900,000
Nortech Packaging Acquisition
Disclosure of detailed information about financial instruments [line items]
Contingent consideration		$ 10,806,000
Contingent consideration, measurement period		2 years
Contingent consideration liability fair value adjustment				$ 11,000,000
Payment for contingent consideration liability					0
Contingent consideration liabilities					0	0
Undiscounted future net cash flows		$ 12,500,000			11,800,000	11,800,000
Nortech Packaging Acquisition | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Contingent liabilities recognized in business combination		$ 10,800,000
Nuevopak Global Limited
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	$ 8,305,000
Contingent consideration liabilities					8,300,000
Provisions and contingent consideration, current					3,300,000
Provisions and contingent consideration, non-current					5,000,000
Level 3 of fair value hierarchy | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Financial liabilities					27,523,000	15,758,000	$ 13,634,000
Valuation adjustments					$ 12,007,000	$ 2,470,000
Level 3 of fair value hierarchy | Nortech Packaging Acquisition | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Discount rate applied on contingent consideration, measurement period		2 years
Level 3 of fair value hierarchy | Nuevopak Global Limited | Bottom of range | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Discount rate applied on contingent consideration, measurement period	1 year
Level 3 of fair value hierarchy | Nuevopak Global Limited | Top of range | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Discount rate applied on contingent consideration, measurement period	2 years
Revenue | Credit risk | No Other Individual Customer
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, percentage					5.00%	5.00%
Revenue | Credit risk | Concentration Of Risk, Customer
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, number of customers | customer					1	1
Revenue | Credit risk | Concentration Of Risk, Customer | One Customer
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, percentage					13.00%	13.00%
Trade receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, number of customers | customer					1	1
Trade receivables | Credit risk | No Other Individual Customer
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, percentage					5.00%	5.00%
Trade receivables | Credit risk | Concentration Of Risk, Customer | One Customer
Disclosure of detailed information about financial instruments [line items]
Concentration of risk, percentage					17.00%	17.00%
Hedges of net investment | 2021 Senior Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings					$ 395,600,000
Hedges of net investment | 2018 Senior Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings						$ 246,200,000
Capstone | Airtrax Acquisition
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interests held by non-controlling interests			55.00%
Capstone | Level 3 of fair value hierarchy | Non-controlling interest put options | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Undiscounted cash flows					1,500,000	1,500,000
Capstone | Level 3 of fair value hierarchy | Non-controlling interest put options | Top of range
Disclosure of detailed information about financial instruments [line items]
Undiscounted cash flows					$ 8,500,000	$ 5,000,000
Capstone | Non-controlling interest | Airtrax Acquisition
Disclosure of detailed information about financial instruments [line items]
Lock-in period			5 years
Discount rate | Level 3 of fair value hierarchy | Nortech Packaging Acquisition | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Discount rate applied to cash flow projections		0.0538
Discount rate | Level 3 of fair value hierarchy | Nuevopak Global Limited | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Discount rate applied to cash flow projections	0.0474
Discount rate | Capstone | Level 3 of fair value hierarchy | Non-controlling interest put options
Disclosure of detailed information about financial instruments [line items]
Discount rate applied to cash flow projections					0.11	0.11
Gross carrying amount | 2021 Senior Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings					$ 400,000,000
Gross carrying amount | Nortech Packaging Acquisition
Disclosure of detailed information about financial instruments [line items]
Contingent consideration		$ 12,000,000
Gross carrying amount | Nortech Packaging Acquisition | Top of range
Disclosure of detailed information about financial instruments [line items]
Contingent consideration		$ 12,000,000
Gross carrying amount | Nuevopak Global Limited
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	$ 9,000,000